MINERAL RIGHTS (Details Narrative)		12 Months Ended
	Jun. 01, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Aug. 19, 2025 CAD ($)	Oct. 01, 2024	Jun. 09, 2022	Dec. 31, 2021
Nova Athena Gold Corp [Member]
Stock issued for acquisition, shares issued | shares		43,865,217
Stock issued for acquisition, value		$ 0
Laird Lake Project [Member] | August 19 2025 [Member]
Contractual obligation			$ 50,000
Laird Lake Project [Member] | August 19 2026 [Member]
Contractual obligation			50,000
Laird Lake Project [Member] | August 19 2027 [Member]
Contractual obligation			50,000
Laird Lake Project [Member] | August 19 2028 [Member]
Contractual obligation			50,000
Laird Lake Project [Member] | August 19 2029 [Member]
Contractual obligation			$ 1,000,000
Asset Purchase Agreement [Member] | Silver Reserve Corp [Member]
Total consideration paid	$ 45,000
Nubian U S A [Member]
Ownership percentage						100.00%
Fortunas And Prout [Member]
Ownership percentage					100.00%
Silver Reserve Corp [Member]
Ownership percentage	100.00%
Oneman Lake [Member]
Ownership percentage				100.00%